INCOME TAXES	12 Months Ended
Apr. 30, 2018
Disclosure Of Income Tax [Abstract]
INCOME TAXES

NOTE 16 INCOME TAXES

The Parent Company and two subsidiaries have their fiscal domicile in Sweden, where the tax rate for the financial year ending April 30, 2018 is 22 % compared to 22 % for the financial years ending April 30, 2017 and 2016 respectively. In addition, a subsidiary has its fiscal domicile in the USA, one in Hong Kong and one in Russia.

The income tax on Group earnings before tax is shown in the table below:

	MAY 1, 2017	MAY 1, 2016	MAY 1, 2015
TSEK	- APR 30, 2018	- APR 30, 2017	- APR 30, 2016
Income before taxes	(118,013)	(160,243)	(141,539)
Issue expenses not included in earnings	(15,500)	(3,605)	(14,706)
Non-taxable revenues	-	(1)	0
Non-deductible expenses	1,351	6,087	607
Taxable income	(132,162)	(157,762)	(155,638)
Income tax according to current tax rates in Sweden	29,076	34,708	34,240
Taxable deficits for which no deferred tax asset is recognized	(29,076)	(34,708)	(34,240)
Tax expense	0	0	0

At April 30, 2018 the Group had accumulated loss carry-forward from previous years and from the financial year amounting to TSEK 1,009,345 compared to TSEK 877,183 as of April 30, 2017 and TSEK 720,576 as of April 30, 2016. There are at present no sufficiently convincing reasons to assume that loss carry-forward will be able to be utilized against future profits, and thus no deferred tax asset has been recognized in the balance sheet.